Bank Loans (Details Narrative)				6 Months Ended
	Jul. 17, 2020 USD ($)	Jul. 17, 2020 CNY (¥)	May 11, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Jul. 17, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jul. 02, 2019 USD ($)
Right use of assets				$ 5,308,717					$ 5,123,898	$ 51,000,000
Repayments of debt				100,000
Loans payable				7,600,000
Interest expense				158,269		$ 104,040
Capitalized interest				51,425
Long term debt				$ 8,561,392
RMB [Member]
Repayments of debt | ¥					¥ 500,000
Loans payable | ¥							¥ 49,500,000
Dongguan Rural Commercial Bank [Membeer]
Proceeds from loan	$ 7,100,000
Debt description	The loans have terms of eight years with a maturity date on July 16, 2028. The loans bear a variable interest rate based on the prime interest rate set by the People's Bank of China at the time of borrowing, plus 1.405 basis points.	The loans have terms of eight years with a maturity date on July 16, 2028. The loans bear a variable interest rate based on the prime interest rate set by the People's Bank of China at the time of borrowing, plus 1.405 basis points.
Dongguan Rural Commercial Bank [Membeer] | RMB [Member]
Proceeds from loan | ¥		¥ 50,000,000
U.S. Small Business Administration [Member] | Paycheck Protection Program Loan (PPP) [Member]
Proceeds from loan			$ 73,300
Debt description			The interest rate on this loan is 1% per annum and any portion of the principal and accrued interest that is not forgiven is required to be repaid by May 11, 2022.
U.S. Small Business Administration [Member] | Paycheck Protection Program Loan (PPP) [Member] | Maximum [Member]
Debt interest			100.00%
Meijia [Member]
Loans secured	$ 4,600,000
Meijia [Member] | Mr, Silong Chen [Member]
Loans secured	3,100,000
Meijia [Member] | Buildings [Member]
Right use of assets	$ 4,300,000
Meijia [Member] | RMB [Member]
Loans secured | ¥								¥ 30,000,000
Meijia [Member] | RMB [Member] | Mr, Silong Chen [Member]
Loans secured | ¥								¥ 20,000,000